UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22461

Morgan Creek Global Equity Long/Short Institutional Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Item 1 – Schedule of Investments.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

December 31, 2019

(in U.S. Dollars)(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)
Investments in Portfolio Funds
Asia
Old Peak Asia Fund Ltd. 500 shares , Class A	$500,000	$291,782	1.32%	Cayman Islands	Quarterly	3/31/2020
Private Investors III, LLC 1,576 shares	1,571,362	1,299,739	5.90	United States	0-5 Years	N/A
Teng Yue Partners Offshore Fund, L.P. 847 shares (4)	846,734	2,650,783	12.02	Cayman Islands	Quarterly	3/31/2020
Tybourne Equity (Offshore) Fund 1,715 shares , Series A(4)	1,714,754	2,156,918	9.78	Cayman Islands	Quarterly	3/31/2020
Total Asia	4,632,850	6,399,222	29.02

Emerging Markets
New Century Holdings XI, L.P. 41,817 shares	36,285	43,518	0.19	Cayman Islands	Illiquid	N/A
Total Emerging Markets	36,285	43,518	0.19

Energy & Natural Resources
CamCap Resources Offshore Fund, Ltd. 113 shares , Class B	21,545	8,061	0.04	Cayman Islands	Illiquid	N/A
MLO Private Investment, Ltd. 47 shares , Series 01	76,995	81,014	0.37	Cayman Islands	Illiquid	N/A
Whetstone Capital Offshore Fund, Ltd. 1,030 shares	1,030,294	1,139,660	5.17	Cayman Islands	Quarterly	3/31/2020
Total Energy & Natural Resources	1,128,834	1,228,735	5.58

Healthcare
Broadfin Healthcare Offshore Fund, Ltd. 490 shares , Series A	489,705	626,101	2.84	Cayman Islands	Quarterly	3/31/2020
Total Healthcare	489,705	626,101	2.84

Technology
Light Street Xenon, Ltd. 448 shares , Class A	588,637	898,056	4.07	Cayman Islands	Quarterly	3/31/2020
Tiger Global, Ltd. 2,275 shares , Class C(4)	1,106,887	3,310,762	15.03	Cayman Islands	Annually	3/31/2020
Total Technology	1,695,524	4,208,818	19.10

Value Long/Short
Bronte Capital Ganymede Fund Ltd. 1,553 shares , Class A	1,500,000	1,671,687	7.58	Cayman Islands	Monthly	1/31/2020

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2019

(in U.S. Dollars)(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)
Value Long/Short (continued)
Falcon Edge Global Ltd. 358 shares , Series S	$510,456	$594,353	2.70%	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd. 100 shares , Series Standard Share Partners	93,393	59,050	0.27	Cayman Islands	Illiquid	N/A
Glade Brook Private Investors VII LLC 1,158 shares	1,151,807	1,013,897	4.60	United States	0-5 Years	N/A
Tiger Veda Ltd. 93 shares , Class C1	252,747	220,923	1.00	Cayman Islands	Illiquid	N/A
Tiger Veda Ltd. 110 shares , Class C3	82,954	92,735	0.42	Cayman Islands	Illiquid	N/A
Total Value Long/Short	3,591,357	3,652,645	16.57

Total Investments in Portfolio Funds	$11,574,555	$16,159,039	73.30%

Investments in Securities
Common Stock
Global Opportunistic
Alphabet, Inc. 101 shares , Class A(5)(6)	119,083	135,278	0.61	United States
Amazon.com, Inc. 68 shares (5)(6)	34,111	125,653	0.57	United States
Apollo Global Management, Inc. 3,260 shares , Class A(6)	85,941	155,535	0.71	United States
Avadel Pharmaceuticals PLC 23,000 shares , ADR(5)(6)	35,291	173,650	0.79	Ireland
BDO Unibank, Inc. 43,440 shares	119,854	135,524	0.61	Philippines
BeiGene, Ltd. 831 shares , ADR(5)(6)	117,445	137,747	0.62	China
Berkshire Hathaway, Inc. 597 shares , Class B(5)(6)	121,625	135,221	0.61	United States
Biohaven Pharmaceutical Holding Co., Ltd. 1,608 shares (5)(6)	60,158	87,540	0.40	United States
CyberAgent, Inc. 4,613 shares , ADR(6)	110,722	78,421	0.36	Japan
Eiger BioPharmaceuticals, Inc. 7,157 shares (5)(6)	78,104	106,639	0.48	United States
Energy Transfer LP 8,745 shares (6)	86,077	112,198	0.51	United States
Facebook, Inc. 660 shares , Class A(5)(6)	122,260	135,465	0.61	United States
Fanhua, Inc. 4,336 shares , ADR(6)	122,629	112,606	0.51	China

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2019

(in U.S. Dollars)(Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Global Opportunistic (continued)
Herbalife Nutrition, Ltd. 3,381 shares (5)(6)	$140,214	$161,172	0.73%	United States
Heron Therapeutics, Inc. 3,100 shares (5)(6)	73,661	72,850	0.33	United States
Iovance Biotherapeutics, Inc. 3,040 shares (5)(6)	33,497	84,147	0.38	United States
JD.com, Inc. 4,407 shares , ADR(5)(6)	139,310	155,259	0.71	China
La Jolla Pharmaceutical Co. 11,290 shares (5)(6)	71,468	44,370	0.20	United States
Lyft, Inc. 6,045 shares , Class A(5)(6)	253,285	260,057	1.18	United States
Microsoft Corp. 875 shares (6)	64,225	137,987	0.63	United States
Pinterest, Inc. 6,588 shares (5)(6)	129,228	122,800	0.56	United States
Rolls-Royce Holdings PLC 12,774 shares	110,676	115,605	0.52	United Kingdom
Sea, Ltd. 3,759 shares , ADR(5)(6)	128,025	151,187	0.69	Singapore
SoftBank Group Corp. 5,457 shares , ADR(6)	125,349	117,544	0.53	Japan
Swedish Match AB 3,000 shares	116,003	153,840	0.70	Sweden
Twilio, Inc. 903 shares , Class A(5)(6)	100,478	88,747	0.40	United States
Walt Disney Co. 867 shares (6)	117,520	125,394	0.57	United States
Total Common Stock	2,816,239	3,422,436	15.52

Rights (0.00%)
Elanco Animal Health, Inc.
15,801 shares	–	–	–	United States
Total Rights	–	–	–

Total Investments in Securities	$2,816,239	$3,422,436	15.52%

TOTAL INVESTMENTS	$14,390,794	$19,581,475	88.82%

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2019

(in U.S. Dollars)(Unaudited)

Investments	Proceeds	Fair Value	Percent of Net Assets	Domicile
Securities Sold Short
Common Stock
Global Opportunistic
FamilyMart Co., Ltd. (5,200) shares	$(146,898)	$(125,627)	(0.57)%	Japan
Hengan International Group Co., Ltd. (18,500) shares	(134,277)	(131,765)	(0.60)	China
Hennes & Mauritz AB (9,500) shares , Class B	(143,342)	(193,198)	(0.88)	Sweden
Mattel, Inc. (13,524) shares (5)	(152,147)	(183,250)	(0.83)	United States
Next PLC (1,965) shares	(158,181)	(182,669)	(0.82)	United Kingdom
Signify NV (5,560) shares	(157,128)	(173,754)	(0.79)	Netherlands
Sunac China Holdings, Ltd. (67,000) shares	(340,994)	(400,248)	(1.81)	China
Tesla, Inc. (2,667) shares (5)	(741,831)	(1,115,687)	(5.06)	United States
Wirecard AG (670) shares	(124,750)	(80,791)	(0.37)	Germany
Total Common Stock	(2,099,548)	(2,586,989)	(11.73)

Total Securities Sold Short	$(2,099,548)	$(2,586,989)	(11.73)%

Liabilities in excess of other Assets(7)		$5,050,247	22.91%
Total Net Assets		$22,044,733	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2019 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.
(4)	Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.
(5)	Non-income producing security.
(6)	All or a portion of each of these securities have been segregated as collateral for securities sold short and the Fund's line of credit. The aggregate market value of those securities was $3,017,466.
(7)	Includes cash held as collateral for securities sold short.

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, rights, and preferred stock, (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which simplifies the disclosure requirements on fair value measurement. ASU 2018-13 is effective for annual periods beginning after December 15, 2019, and early adoption is permitted. The amendment within ASU 2018-13 eliminates, among other things, the requirement to disclose the reconciliation of the movement in fair value of Level 3 investments and the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period. The Fund early adopted, and applied, ASU 2018-13 for the year ended March 31, 2019. The Fund’s adoption of the ASU 2018-13 did not have a material impact. The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including common stocks, rights, and securities sold short, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Asset at Fair Values as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Investment Securities
Common Stock
Global Opportunistic	$3,286,912	$135,524	$–	$3,422,436
Rights
Global Opportunistic	–	–	–	–
Total Investments	$3,286,912	$135,524	$–	$3,422,436

	Liabilities at Fair Values as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Global Opportunistic	$(2,586,989)	$–	$–	$(2,586,989)
Total Securities Sold Short	$(2,586,989)	$–	$–	$(2,586,989)

Total Investments in Portfolio Funds Measured at NAV				16,159,039

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Morgan Creek Global Equity Long/Short Institutional Fund

By:	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President & Trustee
(Principal Executive Officer)

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President & Trustee
(Principal Executive Officer)

Date:	February 24, 2020

By:	/s/ Mark B. Vannoy
Mark B. Vannoy, Treasurer
(Principal Financial Officer)

Date:	February 24, 2020